Non-Controlling Interest in Consolidated Subsidiaries	12 Months Ended
Dec. 31, 2020
Disclosure of non controlling interest in consolidated subsidiaries [Abstract]
Non-Controlling Interest in Consolidated Subsidiaries
Note 22. Non-Controlling Interest in Consolidated Subsidiaries
An analysis of Coca-Cola FEMSA’s non-controlling interest in its consolidated subsidiaries as of December 31, 2020, 2019 and 2018 is as follows:

	2020	2019	2018
Mexico	Ps. 4,823	Ps. 5,671	Ps. 5,700
Colombia	22	21	21
Brazil	738	1,059	1,085
	Ps. 5,583	Ps. 6,751	Ps. 6,806
Non-controlling interests in Mexico primarily represent the individual results of a Mexican holding company Kristine Overseas, S.A.P.I. de C.V. This entity also has non-controlling stakes in certain Brazilian subsidiaries.
As disclosed in Note 5, since its designation as discontinued operation, the Asia segment is no longer reported as a separate segment in Note 27. The sale was completed on December 13, 2018 and the related non- controlling interest was eliminated.
The changes in Coca-Cola FEMSA’s non-controlling interest were as follows:

	2020	2019	2018
Balance at beginning of the period	Ps. 6,751	Ps. 6,806	Ps. 18,141
Net income of non-controlling interest	61	529	1,159
Exchange differences on translation of foreign operations	(1,261)	(565)	(1,338)
Re-measurements of the net defined employee benefit liability	—	—	37
Valuation of the effective portion of derivative financial instruments, net of taxes	100	(16)	(41)
Dividends paid	(68)	(3)	—
Accounting standard adoption effects (see Note 2.4)	—	—	(12)
Philippines deconsolidation	—	—	(11,140)
Balance at end of the period	Ps. 5,583	Ps. 6,751	Ps. 6,806